Supplement dated May 8, 2024 to the Statutory Prospectus dated May 1, 2024, for the following flexible premium variable universal life insurance policies issued by
Pacific Life Insurance Company:

Pacific Harbor VUL

Pacific KeyExec VUL

Pacific Prime VUL

Pacific Select VUL 2

Pacific Select VUL - Accumulation

Pacific Select Exec

Pacific Select Exec IV

Pacific Select Exec V

Pacific Select VUL

Pacific Select Exec II & Exec II (2004)

Pacific Select Exec III

Pacific Select Performer 500

Pacific Select Estate Preserver VI

Pacific Select Survivorship VUL

Pacific Select Excel Survivorship VUL

M's Versatile Product

M's Versatile Product (2004)

M's Versatile Product VI

M's Versatile Product - Survivorship II

M's Versatile Product VII

M's Versatile Product VIII

M's Versatile Product IX

MVP VUL Survivorship 3

MVP VUL 10

MVP VUL 10 LTP

MVP VUL 11

MVP VUL 11 LTP

MVP VUL Accumulator

And the following flexible premium variable universal life insurance policy issued by
Pacific Life & Annuity Company:

Pacific Select Exec V NY

The purpose of this supplement is to update certain underlying Fund information. This supplement must be preceded or accompanied by the Statutory Prospectus (the "Prospectus") for your Policy, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or (800) 748-6907 for New York policies, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.96%

Form No.	15-53307-00
85-53308-00